Events after the reporting period (Details) $ / shares in Units, € in Thousands, $ in Thousands			12 Months Ended
	May 05, 2023 EUR (€)	May 05, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 22, 2023 USD ($)
Events after the reporting period (Details) [Line Items]
Total shareholder loans | €			€ 1,370		€ 10	€ 0
Interest rate percentage			10.00%
Purchase of ordinary shares (in Shares) | shares				1,716,667
Ordinary share, par value (in Dollars per share) | $ / shares				$ 0.0001
Exercise price per share (in Dollars per share) | $ / shares				$ 3
Subsequent [Member]
Events after the reporting period (Details) [Line Items]
Total shareholder loans | $		$ 12,875
Loan due | $							$ 7,100	$ 5,775
Convertible loan amount (in Euro) | €	€ 4,520